Net debt (Details) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)		Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about hedges [line items]
Finance debt		$ 68,247	$ 72,664	$ 76,003
Financial instruments designated as hedging instruments, at fair value		(1,285)	(2,612)	(430)
Finance debt, net of hedging instruments		66,962	70,052	75,573
Cash and cash equivalents	$ 31,676	34,256	31,111	34,653	[1]	$ 18,139	$ 22,472
Net debt		32,706	38,941	40,920
Equity		$ 93,232	$ 85,568	$ 82,811			$ 100,708
Gearing		0.260	0.313	0.331
Repayments of borrowings, classified as financing activities		$ 2,400
Repayments of bonds, notes and debentures	$ 3,900
Borrowings [Member]
Disclosure of detailed information about hedges [line items]
Financial liabilities, at fair value		70,589	$ 76,092	$ 77,990
Derivatives [member] | Debt Hedges
Disclosure of detailed information about hedges [line items]
Financial liabilities at fair value through profit or loss		$ (308)	$ (236)	$ (554)

[1]	Second quarter and first half 2020 includes $436 million of cash and cash equivalents classified as assets held for sale in the group balance sheet.